Note A - Summary of Significant Accounting Policies - Composition of Loan Portfolio (Details)	Dec. 31, 2019	Dec. 31, 2018
% Total Loans	100.00%	100.00%
Residential Portfolio Segment [Member]
% Total Loans	40.15%	39.13%
Commercial Real Estate Portfolio Segment [Member]
% Total Loans	28.75%	27.84%
Consumer Portfolio Segment [Member]
% Total Loans	18.16%	18.46%
Commercial Portfolio Segment [Member]
% Total Loans	12.94%	14.57%